Pension benefits (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Defined Contribution Plan [Line Items]
Pension Contributions	$ 0.9	$ 1.6	$ 1.8
Defined Benefit Plan Disclosure [Line Items]
Accumulated benefit obligation	146	132
Contributions expected to be paid [Abstract]
2015	11
2016	12
2017	12
2018	12
2019	13
2020-2024	69
Total payments expected during the next 10 years	129
Defined Benefit Pension Plan
Effect of formerly SFAS No. 158 on the consolidated balance sheet [Abstract]
Non-current liabilities	82	58
Deferred tax	(22)	(16)
Shareholders equity	60	42
Annual pension cost [Abstract]
Service cost	13	14	12
Interest cost on prior years' benefit obligation	7	7	5
Gross pension cost for the year	20	21	17
Expected return on plan assets	(6)	(4)	(5)
Administration charges	(1)	0	0
Net pension cost for the year	15	17	12
Social security cost	2	2	2
Amortization of actuarial gains/losses	2	2	0
Impact of settlement/curtailment funded status	0	(2)	(4)
Total net pension cost	19	19	10
The funded status of the defined benefit plan [Abstract]
Projected benefit obligations at end of period	186	180	171
Plan assets at market value	(114)	(129)	(122)
Accrued pension liability exclusive social security	72	51
Social security related to pension obligations	10	7
Accrued pension liabilities	82	58
Change in benefit obligations [Roll Forward]
Benefit obligations at beginning of year	180	171
Interest cost	7	7	5
Service cost	13	14	12
Benefits paid	(2)	(2)
Change in unrecognized actuarial gain	23	13
Foreign currency translations	(35)	(15)
Acquisition/transfer members	0	(8)
Benefit obligations at end of year	186	180	171
Change in pension plan assets [Roll Forward]
Fair value of plan assets at beginning of year	129	122
Estimated return	2	5
Contribution by employer	17	19
Administration charges	(1)	0	0
Benefits paid	(2)	(2)
Change in unrecognized actuarial loss	(9)	0
Foreign currency translations	(22)	(10)
Acquisition/transfer members	0	(5)
Fair value of plan assets at end of year	$ 114	$ 129	$ 122
Assumptions used in calculation of pension obligations [Abstract]
Rate of compensation increase at the end of year (in hundredths)	2.75%	3.75%	3.50%
Discount rate at the end of year (in hundredths)	2.30%	4.00%	4.20%
Prescribed pension index factor (in hundredths)	1.20%	1.40%	1.40%
Expected return on plan assets for the year (in hundredths)	3.20%	4.40%	4.00%
Employee turnover (in hundredths)	4.00%	4.00%	3.50%
Expected increases in Social Security Base (in hundredths)	2.50%	3.50%	3.25%
Pension benefit plan assets [Abstract]
Weighted-average asset allocation of funds related to defined benefit plan (in hundredths)	100.00%	100.00%
Defined Benefit Pension Plan | Equity Securities
Pension benefit plan assets [Abstract]
Weighted-average asset allocation of funds related to defined benefit plan (in hundredths)	7.20%	4.20%
Defined Benefit Pension Plan | Debt Securities
Pension benefit plan assets [Abstract]
Weighted-average asset allocation of funds related to defined benefit plan (in hundredths)	51.90%	55.70%
Defined Benefit Pension Plan | Real Estate
Pension benefit plan assets [Abstract]
Weighted-average asset allocation of funds related to defined benefit plan (in hundredths)	14.20%	13.90%
Defined Benefit Pension Plan | Money Market
Pension benefit plan assets [Abstract]
Weighted-average asset allocation of funds related to defined benefit plan (in hundredths)	23.50%	24.70%
Defined Benefit Pension Plan | Other
Pension benefit plan assets [Abstract]
Weighted-average asset allocation of funds related to defined benefit plan (in hundredths)	3.20%	1.50%
Defined Benefit Pension Plan | Onshore Employees
Defined Benefit Plan Disclosure [Line Items]
Retirement pension as a percent of salary (in hundredths)	66.00%
Retirement age	67 years
Retirement pension cap (in hundredths)	66.00%
Multiple of base	12
Retirement age to receive pre-retirement pension	62 years
Defined Benefit Pension Plan | Offshore Employees
Defined Benefit Plan Disclosure [Line Items]
Retirement pension as a percent of salary (in hundredths)	60.00%
Retirement age	67 years
Defined Benefit Pension Plan | Offshore Employees, Mobile Units
Defined Benefit Plan Disclosure [Line Items]
Retirement age to receive pre-retirement pension	60 years
Defined Contribution Plan | Minimum
Defined Contribution Plan [Line Items]
Employee contribution (in hundredths)	5.00%
Defined Contribution Plan | Maximum
Defined Contribution Plan [Line Items]
Employee contribution (in hundredths)	8.00%